FINANCIAL RISK MANAGEMENT, Risk-rating Analysis (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Trading Securities, Available-for-sale and Held-to-maturity Investments [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 48,952,499	S/ 55,173,742
Percentage of financial assets		100.00%	100.00%
AAA [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 303,831	S/ 0
Percentage of financial assets		0.60%	0.00%
AAA [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 1,723,289	S/ 700,312
Percentage of financial assets		3.50%	1.30%
AA- a AA+ [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 62,287	S/ 0
Percentage of financial assets		0.10%	0.00%
AA- a AA+ [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 1,508,978	S/ 1,043,409
Percentage of financial assets		3.10%	1.90%
A- to A+ [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 5,182	S/ 1,369,969
Percentage of financial assets		0.00%	2.50%
A- to A+ [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 2,172,071	S/ 2,395,327
Percentage of financial assets		4.40%	4.40%
BBB- to BBB+ [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 21,050,591	S/ 21,395,476
Percentage of financial assets		43.10%	38.80%
BBB- to BBB+ [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 4,642,916	S/ 4,594,711
Percentage of financial assets		9.50%	8.40%
BB- to BB+ [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 694,398	S/ 901,934
Percentage of financial assets		1.40%	1.60%
BB- to BB+ [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 3,357,991	S/ 1,733,080
Percentage of financial assets		6.90%	3.10%
Lower and Equal to +B [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 82,395	S/ 5,590
Percentage of financial assets		0.20%	0.00%
Lower and Equal to +B [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 119,379	S/ 129,094
Percentage of financial assets		0.20%	0.20%
BCRP Certificates of Deposit [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	[1]	S/ 9,448,574	S/ 17,237,158
Percentage of financial assets	[1]	19.30%	31.30%
Listed and Unlisted Securities [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 384,243	S/ 514,297
Percentage of financial assets		0.80%	0.90%
Listed and Unlisted Securities [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 84,428	S/ 267,943
Percentage of financial assets		0.20%	0.50%
Restricted Mutual Funds [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 365,954	S/ 436,881
Percentage of financial assets		0.70%	0.80%
Investment Funds [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 295,480	S/ 212,951
Percentage of financial assets		0.60%	0.40%
Investment Funds [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 236,367	S/ 155,183
Percentage of financial assets		0.50%	0.30%
Mutual Funds [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 20,672	S/ 302,212
Percentage of financial assets		0.00%	0.50%
Mutual Funds [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 1,553,561	S/ 677,084
Percentage of financial assets		3.20%	1.20%
Participations of RAL Funds [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 323,139	S/ 278,819
Percentage of financial assets		0.70%	0.50%
Hedge Funds [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 24,275	S/ 4,505
Percentage of financial assets		0.00%	0.00%
Hedge Funds [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 152,541	S/ 122,433
Percentage of financial assets		0.30%	0.20%
Other Instruments [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 39,035	S/ 78,159
Percentage of financial assets		0.10%	0.10%
Other Instruments [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 300,922	S/ 617,215
Percentage of financial assets		0.60%	1.10%
Subtotal [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 32,776,917	S/ 42,459,132
Percentage of financial assets		66.90%	76.90%
Subtotal [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 16,175,582	S/ 12,714,610
Percentage of financial assets		33.10%	23.10%

[1]	The decrease in the balance is mainly due to the maturity of these instruments, see Notes 6(a)(iii) and 6(b)(iii).